Share-based compensation - Restricted stock units - Cost related to non-vested awards (Details) - Restricted stock units	Dec. 31, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2021	$ 502,282
2022	189,110
2023	27,447
Total	$ 718,839